Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions [abstract]
Schedule of provisions

This caption is made up as follows:

	Workers’ profit-sharing	Long-term incentive plan	Rehabilitation provision	Total
	S/(000)	S/(000)	S/(000)	S/(000)

At January 1, 2017	17,018	34,368	2,367	53,753
Additions, notes 21 and 25	21,554	11,401	—	32,955
Change in estimates, note 22	—	477	45	522
Payments and advances	(18,425)	(15,924)	(13)	(34,362)

At December 31, 2017	20,147	30,322	2,399	52,868

Current portion	20,147	4,200	228	24,575
Non-current portion	—	26,122	2,171	28,293

	20,147	30,322	2,399	52,868

At January 1, 2016	21,273	36,906	3,339	61,518
Additions, notes 21 and 25	18,692	16,088	1,488	36,268
Change in estimates, note 22	—	—	5,259	5,259
Unwinding of discount, note 24	—	345	—	345
Payments and advances	(22,947)	(18,971)	(7,719)	(49,637)

At December 31, 2016	17,018	34,368	2,367	53,753

Current portion	17,018	13,817	876	31,711
Non-current portion	—	20,551	1,491	22,042

	17,018	34,368	2,367	53,753